Nature of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2022
Nature of business and organization [Abstract]
Schedule consolidated financial statements reflect the activities of WiMi Cayman and each of entities
Name	Background		Ownership
WiMi HK	●	A Hong Kong company	100% owned by WiMi Cayman
	●	Incorporated on September 4, 2018
	●	Primarily engages in the sales of semiconductor products and related accessories
VIDA Semicon Co., Limited (“VIDA”)	●	A Hong Kong company	53% owned by WiMi HK
	●	Incorporated on August 21, 2020
	●	Primarily engages in the sales of semiconductor products and related accessories

Name	Background		Ownership
WiMi WFOE	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by WiMi HK
	●	Incorporated on September 20, 2018
	●	Registered capital of RMB 325,500,000 (USD 50,000,000)
	●	A holding company
Beijing WiMi	●	A PRC limited liability company	VIE of WiMi WFOE
	●	Incorporated on May 27, 2015
	●	Registered capital of RMB 5,154,639 (USD 808,482)
	●	Primarily engages in Hologram advertising services
Shenzhen Kuxuanyou	●	A PRC limited liability company	100% owned by Beijing WiMi
Technology Co., Ltd.	●	Incorporated on June 18, 2012
(“Shenzhen Kuxuanyou”)	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
	●	Primarily engages in AR advertising services
Shenzhen Yiruan Tianxia	●	A PRC limited liability company	100% owned by Shenzhen Kuxuanyou
Technology Co., Ltd.	●	Incorporated on January 06, 2016
(“Shenzhen Yiruan”)	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
	●	Primarily engages in AR advertising services
Shenzhen Yiyun Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Shenzhen Kuxuanyou
(“Shenzhen Yiyun”)	●	Incorporated on November 15, 2017
	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
	●	Primarily engages in AR advertising services
Shenzhen Yitian Internet Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Beijing WiMi before December 24, 2020;
(“Shenzhen Yitian”)	●	Incorporated on March 08, 2011	VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022
	●	Registered capital of RMB 20,000,000 (USD 3,136,910)
	●	Primarily engages in mobile games development

Name	Background		Ownership
Korgas 233 Technology Co., Ltd. (“Korgas 233”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021
	●	Incorporated on September 15, 2017
	●	Registered capital of RMB 1,000,000 (USD 156,846)
	●	Primarily engages in mobile games development
Shenzhen Qianhai Wangxin Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Shenzhen Yitian
(“Shenzhen Qianhai”)	●	Incorporated on October 16, 2015
	●	Registered capital of RMB 5,000,000 (USD 784,228)
	●	Primarily engages in AR advertising services
Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021
	●	Incorporated on January 14, 2019
	●	Registered capital of RMB 100,000 (USD 15,685)
	●	Primarily engages in AR advertising services
Wuhan 233 Interactive Entertainment Technology Co., Ltd. (“Wuhan 233”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021
	●	Incorporated on May 15, 2020
	●	Registered capital of RMB 100,000 (USD 15,685)
	●	Primarily engages in mobile games development
Weidong Technology Co., Ltd. (“Weidong”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021
	●	Incorporated on October 28, 2020
	●	Registered capital of RMB 50,000,000 (USD 7,842,276)
	●	Primarily engages in AR advertising services
Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	●	A PRC limited liability company	100% owned by Weidong
	●	Incorporated on October 30, 2020
	●	Registered capital of RMB 20,000,000 (USD 3,136,910)
	●	Primarily engages in AR advertising services
Tianjin Weidong Technology Co., Ltd. (“Tianjin Weidong”)	●	A PRC limited liability company	60% owned by Weidong
	●	Incorporated on October 30, 2020
	●	Registered capital of RMB 20,000,000 (USD 3,136,910)
	●	Primarily engages in AR advertising services
	●	No operations as of June 30, 2022

Name	Background		Ownership
Shenzhen Yidian Network Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Beijing WiMi
(“Shenzhen Yidian”)	●	Incorporated on May 20, 2014
	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
	●	Primarily engages in AR advertising services
Shenzhen Duodian Cloud Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Shenzhen Yidian
(“Shenzhen Duodian”)	●	Incorporated on August 24, 2017
	●	Registered capital of RMB 5,000,000 (USD 784,228)
	●	Primarily engages in AR advertising services
Korgas Duodian Network Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Shenzhen Yidian
(“Korgas Duodian”)	●	Incorporated on November 25, 2016
	●	Registered capital of RMB 5,000,000 (USD 784,228)
	●	Primarily engages in AR advertising services
Kashi Duodian Network Technology Co., Ltd.	●	A PRC limited liability company	100% owned by Shenzhen Yidian
(“Kashi Duodian”)	●	Incorporated on January 31, 2019
	●	Registered capital of RMB 5,000,000 (USD 784,228)
	●	Primarily engages in AR advertising services
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	●	A PRC limited liability company	100% owned by Shenzhen Yidian
	●	Incorporated on December 3, 2019
	●	Registered capital of RMB 5,000,000 (USD 784,228)
	●	Primarily engages in AR advertising services
Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	●	A PRC limited liability company	100% owned by Shenzhen Yidian
	●	Incorporated on September 24, 2020
	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
	●	Primarily engages in AR advertising services
Micro Beauty Lightspeed Investment Management HK Limited	●	A Hong Kong company	100% owned by Beijing WiMi
(“Micro Beauty”)	●	Incorporated on February 22, 2016
	●	Primarily engages in MR software development and licensing
Skystar Development Co., Ltd (“Skystar”)	●	A Republic of Seychelles Company	100% owned by Micro Beauty
	●	Incorporated on March 30, 2016
	●	Primarily engages in MR software development and licensing

Name	Background		Ownership
Lixin Technology Co., Ltd. (“Lixin Technology”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by WiMi Cayman
	●	Incorporated on August 4, 2020
	●	Registered capital of RMB 200,000,000 (USD 31,369,105)
	●	Primarily engages in research, development and sale of computer chip and intelligent chip products
Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	●	A PRC limited liability company	100% owned by Lixin Technology
	●	Incorporated on October 10, 2020
	●	Registered capital of RMB 50,000,000 (USD 7,842,276)
	●	Plan to support the daily operations of Lixin Technology, no operations as of June 30, 2022
Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by WiMi Cayman
	●	Incorporated on March 4, 2021
	●	Registered capital of RMB 195,747,000 (USD 30,000,000)
	●	A holding company
Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	●	A PRC limited liability company	100% owned by TJ Zhongzheng
	●	Incorporated on May 21, 2021
	●	Registered capital of RMB 200,000,000 (USD 7,842,276)
	●	Plan to engage AR advertising services, no material operations as of June 30, 2022
Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)	●	A PRC limited liability company	100% owned by Shenzhen Hedao
	●	Incorporated on May 26, 2021
	●	Registered capital of RMB 200,000,000 (USD 7,842,276)
	●	Plan to engage AR advertising services, no material operations as of June 30, 2022
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	●	A Cayman company	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021
	●	Incorporated on September 24, 2020
	●	Primarily engages in the development of central processing algorithm and cloud computing services

Name	Background		Ownership
Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	●	A Singapore company	100% owned by VIYI
	●	Incorporated on January 9, 2009	Acquired in September 2020
	●	Capital of RMB 3,187,856 (USD 500,001)
	●	Primarily engages in customization of central processing units
Excel Crest Limited (“Excel Crest”)	●	A Hong Kong company	100% owned by Fe-da Electronics
	●	Incorporated on September 10, 2020
	●	Support the daily operations of Fe-da Electronics in Hong Kong, no material operations as of June 30, 2022
Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by VIYI Ltd
	●	Incorporated on November 18, 2020
	●	Registered capital of RMB 191,271,000 (USD 30,000,000)
	●	A holding company
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	●	A PRC limited liability company	58% owned by VIYI Ltd
	●	Incorporated on November 30, 2020
	●	Registered capital of RMB 50,000,000 (USD 7,842,276)
	●	Engages in providing software support services
Wisdom Lab Inc. (“Wisdom Lab”)	●	A Cayman Islands company	100% owned by Fe-Da Electronics
	●	Incorporated on May 6, 2021
	●	Engages in software solution for intelligent chips
Viwo Technology Limited. (“Viwo Tech”)	●	A Hong Kong company	55% owned by VIYI Ltd
	●	Incorporated on April 15, 2021
	●	Engages in intelligent chips design
	●	No operations as of June 30, 2022
Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	●	A PRC limited liability company	100% owned by Viwo Tech
	●	Incorporated on July 19, 2021
	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	●	A PRC limited liability company	99% owned by Weidong, 1% owned by YY Online
	●	Incorporated on March 18, 2019
	●	Registered capital of RMB 20,000,000 (USD 3,136,910)
	●	Engages in R&D and application of intelligent visual algorithm technology

Name	Background		Ownership
Kashi Guoyu Information Technology Co., Ltd. (“Kashi Guoyu”)	●	A PRC limited liability company	100% owned by Shanghai Guoyu
	●	Registered capital of RMB 10,000,000 (USD 1,568,455)
	●	Incorporated on July 23, 2021
	●	Engages in R &D and application of intelligent visual algorithm technology
Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	●	A PRC limited liability company	100% owned by Viwotong Tech
	●	Registered capital of RMB 1,000,000 (USD 156,846 )
	●	Incorporated on June 22, 2021
	●	Engages in E-commerce services and application of intelligent visual algorithm technology
Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”)	●	A PRC limited liability company	Disposed in July 2022
	●	Registered capital of RMB 5,000,000
(USD 784,228)
	●	Incorporated on July 29, 2021
	●	Engages in testing equipment development and sales
Weeto. Investment Pte. Ltd	●	A Singapore company	100% owned by WiMi Cayman
	●	Incorporated on April 28, 2022
	●	No operation as of June 30, 2022